Loans - Non-Performing Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual, interest income	$ 0
Total amortized cost	5,194,908,000	$ 5,166,210,000
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	799,644,000	935,015,000
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	72,462,000	28,547,000
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	447,765,000	535,715,000
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	760,162,000	754,233,000
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	715,342,000	659,293,000
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	44,820,000	94,940,000
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	230,752,000	257,141,000
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	25,063,000	7,858,000
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	22,670,000	21,462,000
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	68,259,000	87,674,000
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	114,760,000	140,147,000
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,404,350,000	3,219,821,000
Non-Performing Financial Instruments
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	57,051,000	38,198,000
Non-accrual loans without an allowance	15,440,000	12,203,000
Past due more than 90 days and accruing	19,111,000	15,560,000
Total amortized cost	91,602,000	65,961,000
Non-Performing Financial Instruments | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Past Due [Line Items]
Total amortized cost		1,800,000
Non-Performing Financial Instruments | Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,207,000	7,487,000
Non-accrual loans without an allowance	20,000	82,000
Past due more than 90 days and accruing	89,000	0
Total amortized cost	18,316,000	7,569,000
Non-Performing Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	1,000	2,000
Past due more than 90 days and accruing	89,000	0
Total amortized cost	90,000	2,000
Non-Performing Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,207,000	7,487,000
Non-accrual loans without an allowance	19,000	80,000
Past due more than 90 days and accruing	0	0
Total amortized cost	18,226,000	7,567,000
Non-Performing Financial Instruments | Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	952,000	1,019,000
Non-accrual loans without an allowance	5,348,000	2,231,000
Past due more than 90 days and accruing	0	3,128,000
Total amortized cost	6,300,000	6,378,000
Non-Performing Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	952,000	1,019,000
Non-accrual loans without an allowance	5,348,000	2,231,000
Past due more than 90 days and accruing	0	0
Total amortized cost	6,300,000	3,250,000
Non-Performing Financial Instruments | Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due more than 90 days and accruing	0	3,128,000
Total amortized cost	0	3,128,000
Non-Performing Financial Instruments | Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	995,000	676,000
Non-accrual loans without an allowance	182,000	576,000
Past due more than 90 days and accruing	234,000	424,000
Total amortized cost	1,411,000	1,676,000
Non-Performing Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	2,000	34,000
Past due more than 90 days and accruing	0	0
Total amortized cost	2,000	34,000
Non-Performing Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	126,000	0
Non-accrual loans without an allowance	1,000	155,000
Past due more than 90 days and accruing	0	0
Total amortized cost	127,000	155,000
Non-Performing Financial Instruments | Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due more than 90 days and accruing	234,000	424,000
Total amortized cost	234,000	424,000
Non-Performing Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	869,000	676,000
Non-accrual loans without an allowance	179,000	387,000
Past due more than 90 days and accruing	0	0
Total amortized cost	1,048,000	1,063,000
Non-Performing Financial Instruments | Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	36,897,000	29,016,000
Non-accrual loans without an allowance	9,890,000	9,314,000
Past due more than 90 days and accruing	18,788,000	12,008,000
Total amortized cost	$ 65,575,000	$ 50,338,000